Financial and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2017
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Financial and Other Non-Current Liabilities

Note 11: Financial and Other Non-Current Liabilities

11.1 Conditional Advances

The conditional advances from public institutions are subject to contracts with OSEO and COFACE.

As of December 31, 2017, the Company had two advance contracts with OSEO Innovation. These advances are 100% repayable at their nominal value in the event of technical and/or commercial success and do not bear interest.

The Company also benefited from a third grant from BpiFrance Financement in November 2014.

The agreement with COFACE terminated on December 31, 2016, generating an exceptional income of €146 thousand corresponding to allowances which could not be reimbursed along with Company takings, and which therefore remain acquitted to the Company.

Based on the actual reimbursement schedules, the portion of the conditional advances for terms longer than one year is classified as non-current liabilities, while the portion for terms of less than one year is classified as current liabilities.

The table below presents the details of the debts recorded on the Consolidated Statements of Financial Position by the type of conditional advance:

	3rd OSEO contract	4th OSEO contract	BPI advance	COFACE	Total
Balance sheet debt at start of period 01/01/2015	507	805	2,584	151	4,047
Receipts	—	865	—	—	865
Repayments	(192)	—	—	—	(192)
Other transactions	3	(2)	82	5	89

Balance sheet debt as at 12/31/2015	318	1,669	2,666	156	4,809
Of which - non-current portion					4,681
Of which - current portion					128
Stated interest rate	No	2,05%	No	No
Discount rate	0.4%-1.9%	1.5%-1.8%	3.20%	4.25%
Maturity (in years)	0-3	7-9	2-7	0

	3rd OSEO contract	4th OSEO contract	BPI advance	COFACE	Total
Balance sheet debt at start of period 01/01/2016	318	1,669	2,666	156	4,809
Receipts	—	—	—	—	—
Repayments	(128)	—	—	(147)	(275)
Other transactions	2	16	85	(9)	95

Balance sheet debt as at 12/31/2016	192	1,684	2,751	—	4,628
Of which - non-current portion					4,049
Of which - current portion					578
Stated interest rate	No	2,05%	No	No
Discount rate	0.4%-1.9%	1.5%-1.8%	3.20%	4.25%
Maturity (in years)	0-3	7-9	2-7	0

	3rd OSEO contract	4th OSEO contract	BPI advance	Total
Balance sheet debt at start of period 01/01/2017	192	1,684	2,751	4,628
Receipts	—	—	—	—
Repayments	(128)	—	(450)	(578)
Other transactions	1	16	84	101

Balance sheet debt as at 12/31/2017	64	1,700	2,386	4,150

Of which - non-current portion				1,825
Of which - current portion				2,325
Stated interest rate	No	2,05%	No
Discount rate	0.4%-1.9%	1.5%-1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

The changes appearing in “Other transactions” are comprised of the effect of discounting conditional advances.

Third OSEO Advance

In 2011, the Company was notified by OSEO Innovation of a new grant in the form of a conditional advance of up to €640,000 to finance the development of its program to treat the allergy to proteins in cow’s milk.

The amount of the assistance was paid as follows:

•	€256,000 after the contract was signed (payment was received in 2011);

•	€256,000 from June 30, 2012 upon a call for funds (payment was received in 2013);

•	the balance of €128,000 after confirmation of the end of the program notified on December 31, 2013 (payment was received in 2014).

In the event of technical or commercial success of the program, the repayment schedule will be the following:

•	Four quarterly repayments of €64,000 each starting no later than September 30,2014;

•	Twelve quarterly repayments of €32,000 each starting no later than September 30,2015.

Regardless of the outcome of the development program, a fixed sum of €256,000 must be repaid in four quarterly instalments of €64,000 beginning on September 30, 2014.

Fourth OSEO Advance

In 2013, OSEO has provided assistance in the form of conditional advances for €3,206,162 to the Company as part of a collaborative research and clinical development in mite allergy in young children. ImmunaVia, the program, will be funded according to the following schedule, subject to the progress of the program:

•	€903,500 paid in April 2013;

•	€903,500 in October 2014 (funds which were to be paid in October 2014 were finally received on January 22, 2015 for an amount of €864,989);

•	€918,000 in October 2015 (not received);

•	€481,162 in April 2018 (not received).

The funds that the Company actually received amounts to €1,768,489.

Such conditional advance bears interest at an annual rate of 2.05%. In case of technical or commercial success of the project, the repayment schedule, for a total amount of €3,750,000 (including interest), is as follows:

•	€400,000 on or before June 30, 2021;

•	€800,000 on or before June 30, 2022;

•	€1,100,000 no later than June 30, 2023;

•	€1,450,000 no later than June 30, 2024.

Following the defection of a sponsor, the Immunavia project was interrupted in September 2017. The Company is required to reimburse the remaining amounts of conditional advances. The reimbursment schedule is currently under discussion with BpiFrance (previously named OSEO). As a consequence, the €1.7 million is presented as current financial liabilities.

BpiFrance Financement Interest-Free Loan

In 2014, BpiFrance Financement granted an interest-free Innovation loan of €3,000,000 to DBV Technologies to help financing the pharmaceutical development of Viaskin Milk. This amount was received in a single disbursement on November 27, 2014.

The planned repayment is scheduled in 20 quarterly repayments of €150,000 each, starting on June 30, 2017.

COFACE Advance

On September 6, 2007, DBV Technologies signed a prospecting insurance contract with Compagnie Française d’Assurance pour le Commerce Extérieur (“COFACE”) in order to promote its Diallertest product internationally. Under the terms of that contract, the Company received conditional advances of up to €147 thousands. DBV Technologies must repay these advances in amounts of up to 7% of its revenue from the export sales of its Diallertest product, until April 30, 2017.

The agreement with COFACE was terminated on December 31, 2016, and has generated in 2016 an income of €146 thousand corresponding to the remaining amount of the advance, which will not be refunded.

11.2 Other non-current liabilities

Other non-current liabilities mainly include non-current part of deferred revenue from the collaboration agreement the Company entered into with Nestlé Healthcare, which amounted to €7.0 million as of December 31, 2017. More marginally, non-current liabilities also included the non-current part of deferred revenue from free-rent amounts deferred over Montrouge premises’ lease term and the non-current part of the accrual for employers’ contribution on free share plans.

11.3 Due Dates of the Financial Liabilities and other non-current liabilities

Due dates of the financial liabilities recognized as of December 31, 2015:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(thousands of Euros)
Non-current conditional advances	4,681	—	2,378	2,302
Non-current financial rent debts	12	—	12	—
Current conditional advances	128	128	—	—
Current financial rent debts	21	21	—	—
Supplier accounts payable and related payables	10,034	10,034	—	—

Total financial liabilities	14,876	10,183	2,391	2,302

Due dates of the financial liabilities recognized as of December 31, 2016:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(thousands of Euros)
Non-current conditional advances	4,049	—	2,531	1,518
Non-current financial rent debts	—	—	—	—
Other non-current liabilities	10,746	—	10,370	377
Current conditional advances	578	578	—	—
Current financial rent debts	12	12	—	—
Other current liabilities	14,692	14,692	—	—
Supplier accounts payable and related payables	13,720	13,720	—	—

Total financial liabilities	43,798	29,003	12,900	1,895

Due dates of the financial liabilities recognized as of December 31, 2017:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(thousands of Euros)
Non-current conditional advances	1,825	—	1,825	—
Non-current financial rent debts	—	—	—	—
Other non-current liabilities	8,869	—	8,421	448
Current conditional advances	2,325	2,325	—	—
Current financial rent debts	—	—	—	—
Other current liabilities	15,751	15,751	—	—
Supplier accounts payable and related payables	16,941	16,941	—	—

Total financial, current and non-current liabilities	45,711	35,017	10,246	448

As detailed in Note 13, other current liabilities mainly include social security and current part of deferred revenues from the collaboration agreement with Nestlé Healthcare as well as subsidies and conditional advances.